INVENTORIES	6 Months Ended
Jun. 30, 2015
INVENTORIES [Abstract]
INVENTORIES

5. INVENTORIES

	At December 31, 2014	At June 30, 2015
Raw materials	$91,045	$32,657
Work-in-process	39,938	35,027
Finished goods	226,378	209,974
Total inventories	$357,361	$277,658

For the six months ended June 30, 2014 and 2015, inventory was written down by$799 and $640 respectively, to reflect the lower of cost or market.